Income Taxes (Schedule of Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation between the statutory rate and the effective tax rate, amount
Computed "expected" tax	$ 919,272	$ 715,322
State income taxes, net of Federal income tax effect	135,187	105,194
Permanent differences and other	(217,222)	(3,185)
Change in valuation allowance	(837,237)	(817,331)
Income tax expense
Reconciliation between the statutory rate and the effective tax rate, percent
Computed "expected" tax	34.00%	34.00%
State income taxes, net of Federal income tax effect	5.00%	5.00%
Permanent differences and other	(8.00%)
Change in valuation allowance	(31.00%)	(39.00%)
Effective tax rate